Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Summary of calculation of basic and diluted loss per common share
A reconciliation of the numerator and denominator used in the calculation of basic and diluted loss per common share is as follows:

	Year Ended June 30,
In millions, except per share amounts	2021	2020	2019
Net loss attributable to Mirion Technologies (TopCo), Ltd. stockholders	$(158.3)	$(119.1)	$(122.0)
Weighted average common shares outstanding – basic and diluted	6.549	6.453	6.300

Loss per share attributable to Mirion Technologies (TopCo), Ltd. stockholders – basic and diluted	$(24.18)	$ (18.45)	$ (19.36)

Anti-dilutive employee share-based awards, excluded	0.3	0.4	0.5